Summary of Significant Accounting Policies - Schedule of Concentrations of Accounts Receivable (Details) (Americas geographic region [Member], Accounts Receivable [Member])	Dec. 31, 2011	Dec. 31, 2010
Acute and Extended Care Organizations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	60.00%	56.00%
Managed Care, Insurance and Other [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	32.00%
Medicare/Medicaid [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Other [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	2.00%